OPERATING REVENUES (Tables)	6 Months Ended
Jun. 30, 2019
Revenue from Contract with Customer [Abstract]
Schedule of revenues earned from time charters, voyage charters and other revenues
The following table shows the revenues earned from time charters, voyage charters and other revenues for the six months ended June 30, 2019 and 2018:

(in thousands of $)	2019	2018
Time charter revenues	128,139	159,645
Voyage charter revenues	112,867	130,021
Other revenues	786	1,165
Total operating revenues	241,792	290,831

Schedule of contract assets
As at June 30, 2019 we reported the following contract assets in relation to our contracts with customers, including contracts containing lease components where the non-lease component was the predominant component and the revenues where therefore accounted for under ASC 606:

(in thousands of $)	2019	2018
Voyages in progress	5,170	2,808
Trade accounts receivable	30,439	27,650
Other current assets (capitalized fulfillment costs)	4,271	2,554
Total	39,880	33,012